UNSECURED BORROWINGS	12 Months Ended
Dec. 31, 2020
UNSECURED BORROWINGS [Abstract]
UNSECURED BORROWINGS
9.	UNSECURED BORROWINGS

	Balance as of
	December 31, 2020	December 31, 2019
	(Dollars in thousands)
Outstanding principal balance:
2021 Notes	$—	$325,000
2024 Notes	300,000	300,000
Total outstanding principal balance	300,000	625,000
Unamortized debt discounts and loan costs	(3,124)	(5,593)
Unsecured borrowings, net	$296,876	$619,407

On October 3, 2014, the Company sold $325.0 million aggregate principal amount of 6.375% Senior Notes due 2021 (the “2021 Notes”) maturing on October 15, 2021. The 2021 Notes were sold at par and the Company paid an underwriting discount totaling $5.7 million. During the fourth quarter of 2020, the Company repurchased $165.3 million of its 2021 Notes and redeemed the remaining outstanding principal balance of the 2021 Notes at par, together with the accrued and unpaid interest on December 21, 2020. In connection with the repurchase and redemption of the 2021 Notes, the Company expensed approximately $1.0 million of debt extinguishment costs.

On October 16, 2017, the Company sold $300.0 million aggregate principal amount of unsecured 5.250% Senior Notes due 2024 (the “2024 Notes”). The net proceeds to the Company were approximately $294.2 million, after deducting the underwriters’ discounts and commissions and offering expenses paid by the Company.

The 2024 Notes are senior unsecured obligations of the Company and rank pari passu in right of payment with any existing and future senior unsecured indebtedness of the Company. Interest on the 2024 Notes is payable semi-annually on April 15 and October 15 of each year. As of December 31, 2020, accrued interest on the 2024 Notes was $3.3 million. As of December 31, 2019, accrued interest on the 2021 Notes and 2024 Notes totaled $7.7 million.

The 2024 Notes have a maturity date of October 15, 2024. On and after October 15, 2020, the Company may redeem the 2024 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date.

If redeemed during the 12-month period commencing on October 15 of the years set forth below:	Redemption Price
2020	102.625%
2021	101.313%
2022 and thereafter	100.000%

Pursuant to the indenture governing the 2024 Notes, the Company is subject to restrictive covenants which relate to dividend payments, incurrence of debt and issuance of guarantees, incurrence of liens, repurchases of common shares, investments, disposition of aircraft, consolidation, merger or sale of the Company and transactions with affiliates. The Company is also subject to certain operating covenants, including reporting requirements. The Company’s failure to comply with any of the covenants under the indentures governing the 2024 Notes could result in an event of default which, if not cured or waived, may result in the acceleration of the indebtedness thereunder and other indebtedness containing cross-default or cross-acceleration provisions. Certain of these covenants will be suspended if the 2024 Notes obtain an investment grade rating.

The indenture governing the 2024 Notes contain customary events of default with respect to the notes of each series, including (i) default in payment when due and payable of principal or premium, (ii) default for 30 days  or more in payment when due of interest, (iii) failure by the Company or any restricted subsidiary for 60 days after receipt of written notice given by the trustee or the holders of at least 25% in aggregate principal amount of the notes of such series then issued and outstanding to comply with any of the other agreements under the indenture, (iv) default in any of the aircraft owning entities in respect of obligations in excess of $50.0 million, which holders of such obligation accelerate or demand repayment of amounts due thereunder, (v) failure by the Company or any significant subsidiary to pay final judgments aggregating in excess of $50.0 million for 60 days after such judgment becomes final, subject to certain non-recourse exceptions, and (vi) certain events of bankruptcy or insolvency with respect to Fly or a significant subsidiary. As of December 31, 2020, the Company was not in default under the indenture governing the 2024 Notes.